Debt Financing (Details) - USD ($)		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
TEBS II Facility [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		$ 118,342,000	$ 118,372,000
TEBS II Facility [Member] | Arbors at Hickory Ridge [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		11,450,000	11,450,000
TEBS II Facility [Member] | Copper Gate [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		5,220,000	5,220,000
TEBS II Facility [Member] | The Palms at Premier Park [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		20,152,000	20,152,000
TEB Facility [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		103,516,998		$ 122,536,536
TEB Facility [Member] | Ashley Square [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		5,159,000		5,212,000
TEB Facility [Member] | Bella Vista [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		6,490,000		6,545,000
TEB Facility [Member] | Bent Tree [Member] | Consolidated VIEs [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		7,465,000		7,542,000
TEB Facility [Member] | Bridle Ridge [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		7,655,000		7,715,000
TEB Facility [Member] | Brookstone [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		9,256,001		9,338,603
TEB Facility [Member] | Cross Creek [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		8,422,997		8,497,933
TEB Facility [Member] | Fairmont Oaks [Member] | Consolidated VIEs [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		7,266,000		7,355,000
TEB Facility [Member] | Lake Forest [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		8,886,000
TEB Facility [Member] | Lake Forest [Member] | Consolidated VIEs [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value				8,997,000
TEB Facility [Member] | Runnymede [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		10,440,000		10,525,000
TEB Facility [Member] | Southpark [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		13,680,000		13,795,000
TEB Facility [Member] | Woodlynn Village [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		4,390,000		4,426,000
TEB Facility [Member] | Ohio Properties [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value	[1]	14,407,000		14,498,000
TEB Facility [Member] | Lost Creek [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		0		$ 18,090,000
Series A [Member] | TEBS II Facility [Member] | Avistar at Chase Hill [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		10,000,000	10,000,000
Series A [Member] | TEBS II Facility [Member] | Avistar at the Crest [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		9,700,000	9,700,000
Series A [Member] | TEBS II Facility [Member] | Avistar at the Oaks [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		7,800,000	7,800,000
Series A [Member] | TEBS II Facility [Member] | Avistar in 09 [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		6,735,000	6,735,000
Series A [Member] | TEBS II Facility [Member] | Avistar on the Boulevard [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		16,525,000	16,525,000
Series A [Member] | TEBS II Facility [Member] | Avistar on the Hills [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		5,389,000	5,389,000
Series A [Member] | TEBS II Facility [Member] | Greens of Pine Glen [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		8,366,000	8,396,000
Series A [Member] | TEBS II Facility [Member] | Harden Ranch [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		6,960,000	6,960,000
Series A [Member] | TEBS II Facility [Member] | Tyler Park Apartments [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		6,075,000	6,075,000
Series A [Member] | TEBS II Facility [Member] | Westside Village Market [Member] | Available-for-sale Securities [Member]
Debt Instrument [Line Items]
Available for Sale Securities at Par Value		$ 3,970,000	$ 3,970,000

[1]	Collateralized by Crescent Village, Post Woods and Willow Bend which are eliminated upon consolidation (Note 3)